PROVISIONS AND OTHER LIABILITIES - Assumptions in Calculation of ARO (Details) - Asset retirement obligations - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Total escalated future costs	$ 491.7	$ 420.2
Discount rate, per annum	2.30%	2.30%
Inflation rate, per annum	2.00%	1.50%